Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Entity Information
Entity Registrant Name	Navios Maritime Partners L.P.
Trading Symbol	NMM
Entity Central Index Key	0001415921
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	71,034,163